Note 13 - Intangible Assets - Reconciliation of Changes in Intangible Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Statement Line Items [Line Items]
Intangible assets, balance		$ 401,926
Intangible assets, balance		472,656		$ 401,926
Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance		300,673
Intangible assets, balance		339,921		300,673
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		30,205
Intangible assets, balance		34,205	[1]	30,205
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		44,092
Intangible assets, balance		68,328	[1]	44,092
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		16,718
Intangible assets, balance		26,781		16,718
Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		9,743
Intangible assets, balance		3,366		9,743
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		495
Intangible assets, balance		55		495
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, balance		481,764		422,475
Acquisition		56,230		33,842
Assets held for sale		(2,456)
Additions		38,383		30,938
Exchange differences		3,124		(5,491)
Intangible assets, balance		577,045		481,764
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance		300,673		289,201
Acquisition		40,630		14,699
Assets held for sale
Additions
Exchange differences		(1,382)		(3,227)
Intangible assets, balance		339,921		300,673
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		30,205		31,154
Acquisition		3,000
Assets held for sale
Additions
Exchange differences		1,100		(949)
Intangible assets, balance		34,305		30,205
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		80,401	[1]	48,525
Acquisition			[1]	1,409
Assets held for sale	[1]	(2,453)
Additions		38,383	[1]	30,938
Exchange differences		1,332	[1]	(471)
Intangible assets, balance	[1]	117,663		80,401
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		18,027
Acquisition		12,600		17,387
Assets held for sale
Additions
Exchange differences		623		640
Intangible assets, balance		31,250		18,027
Gross carrying amount [member] | Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		51,963		53,595
Acquisition
Assets held for sale
Additions
Exchange differences		1,890		(1,632)
Intangible assets, balance		53,853		51,963
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		495
Acquisition				347
Assets held for sale		(3)
Additions
Exchange differences		(439)		148
Intangible assets, balance		53		495
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, balance		(79,838)		(64,488)
Assets held for sale		20
Exchange differences		(1,916)		1,349
Amortization charge for the year		(22,655)		(16,699)
Intangible assets, balance		(104,389)		(79,838)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance
Assets held for sale
Exchange differences
Amortization charge for the year
Intangible assets, balance
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance			[1]
Assets held for sale
Exchange differences			[1]
Amortization charge for the year		(100)	[1]
Intangible assets, balance	[1]	(100)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		(36,309)	[1]	(27,641)
Assets held for sale	[1]	18
Exchange differences		1,883	[1]	256
Amortization charge for the year		(14,927)	[1]	(8,924)
Intangible assets, balance	[1]	(49,335)		(36,309)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		(1,309)
Assets held for sale
Exchange differences		(2,142)
Amortization charge for the year		(1,018)		(1,309)
Intangible assets, balance		(4,469)		(1,309)
Accumulated depreciation, amortisation and impairment [member] | Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		(42,220)		(36,847)
Assets held for sale
Exchange differences		(1,657)		1,093
Amortization charge for the year		(6,610)		(6,466)
Intangible assets, balance		(50,487)		(42,220)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance
Assets held for sale		2
Exchange differences
Amortization charge for the year
Intangible assets, balance		$ 2

[1]	Technology includes work in progress IT projects of $27.3 million